UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Godsey and Gibb, Inc.
Address:	6802 Paragon Place, Suite 201
		Richmond, VA  23230

13F File Number: 801-23685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Frank B. Gibb, III
Title:	President
Phone:	(804) 285-7333
Signature, Place, and Date of Signing:
	Frank B. Gibb, III	Richmond, Virginia	October 2, 2000

Report Type (Check only one):

[x]		13F Holdings Report

[ ]		13F Notice

[ ] 		13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.